Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Cash flow hedge reserve	Retained earnings/ (accumulated deficit reserve)	Equity attributable to owners of the parent	Non-controlling interests
Equity attributable to owners of the parent (restated)		€ 1,748.5	€ 9.4	€ 372.6	€ 88.8	€ 8.5	€ (136.6)	€ 2,091.2
Equity (restated)	€ 2,090.4								€ (0.8)
Equity attributable to owners of parent		1,748.5	9.4	372.6	88.8	8.5	(167.9)	2,059.9
Equity	2,059.1								(0.8)
Equity attributable to owners of the parent (restated)		1,748.5	9.4	372.6	88.8	8.5	(136.6)	2,091.2
Equity (restated)	2,090.4								(0.8)
Equity attributable to owners, beginning balance at Dec. 31, 2018		1,748.5	9.4	372.6	88.8	8.5	(167.9)	2,059.9
Equity at Dec. 31, 2018	2,059.1								(0.8)
Change in accounting policy	31.3						31.3	31.3
Equity owners of the parent	68.8						68.8	68.8
Profit	68.5								(0.3)
Other comprehensive (loss)/income for the period	(40.8)				(2.3)	(14.8)	(23.7)	(40.8)
Total comprehensive income for the period	28.0				(2.3)	(14.8)	45.1	28.0
Comprehensive income	27.7								(0.3)
Founder Preferred Shares Annual Dividend Amount		2.5		(2.5)
Issue of ordinary shares	353.1	354.4	(1.3)					353.1
Share issue related cost	(11.1)	(11.1)						(11.1)
Share based payment charge	7.3		7.3					7.3
Share issuance costs	11.1
Vesting of Non-Executive Restricted Stock award	(0.2)	0.6	(0.8)					(0.2)
Reclassification of awards for settlement of tax liabilities	0.4		0.4					0.4
Total transactions with owners, recognized directly in equity	349.5	346.4	5.6	(2.5)	0.0	0.0	0.0	349.5	0.0
Equity attributable to owners, ending balance at Jun. 30, 2019		2,094.9	15.0	370.1	86.5	(6.3)	(91.5)	2,468.7
Equity at Jun. 30, 2019	2,467.6								(1.1)
Equity attributable to owners of parent		2,094.9	15.0	370.1	86.5	(6.3)	(91.5)	2,468.7
Equity	2,467.6								(1.1)
Change in accounting policy	31.3						31.3	31.3
Equity owners of the parent	68.8						68.8	68.8
Profit	68.5								(0.3)
Other comprehensive (loss)/income for the period	(40.8)				(2.3)	(14.8)	(23.7)	(40.8)
Equity owners of the parent	28.0				(2.3)	(14.8)	45.1	28.0
Comprehensive income	27.7								(0.3)
Founder Preferred Shares Annual Dividend Amount		2.5		(2.5)
Share based payment charge	7.3		7.3					7.3
Issue of ordinary shares	353.1	354.4	(1.3)					353.1
Share issue related cost	(11.1)	(11.1)						(11.1)
Reclassification of awards for settlement of tax liabilities	0.4		0.4					0.4
Total transactions with owners, recognized directly in equity	349.5	346.4	5.6	(2.5)	0.0	0.0	0.0	349.5	0.0
Vesting of Non-Executive Restricted Stock award	(0.2)	0.6	(0.8)					(0.2)
Equity attributable to owners of parent		2,094.9	15.0	370.1	86.5	(6.3)	(91.5)	2,468.7
Equity	2,467.6								(1.1)
Equity attributable to owners of parent	2,557.9	2,095.4	22.6	370.1	94.8	(13.2)	(11.8)	2,557.9
Equity	2,556.7								(1.2)
Equity attributable to owners, beginning balance at Dec. 31, 2019	2,557.9	2,095.4	22.6	370.1	94.8	(13.2)	(11.8)	2,557.9
Equity at Dec. 31, 2019	2,556.7								(1.2)
Equity owners of the parent	110.1						110.1	110.1
Profit	110.0								(0.1)
Other comprehensive (loss)/income for the period	(0.1)				(8.9)	14.6	(5.8)	(0.1)
Total comprehensive income for the period	110.0	0.0	0.0	0.0	(8.9)	14.6	104.3	110.0
Comprehensive income	109.9								(0.1)
Founder Preferred Shares Annual Dividend Amount	0.0	124.6		(124.6)				0.0
Issue of ordinary shares	0.3	8.2	(7.9)					0.3
Share based payment charge	4.4		4.4					4.4
Share issuance costs	0.0
Repurchase of ordinary shares	(83.4)	(83.4)						(83.4)
Vesting of Non-Executive Restricted Stock award	0.0	0.7	(0.7)					0.0
Reclassification of awards for settlement of tax liabilities	(13.8)		(13.8)					(13.8)
Increase (decrease) through acquisition of subsidiary, equity	(1.0)						(2.3)	(2.3)	1.3
Total transactions with owners, recognized directly in equity	(93.5)	50.1	(18.0)	(124.6)	0.0	0.0	(2.3)	(94.8)	1.3
Equity attributable to owners, ending balance at Jun. 30, 2020	2,573.1	2,145.5	4.6	245.5	85.9	1.4	90.2	2,573.1
Equity at Jun. 30, 2020	2,573.1								0.0
Equity attributable to owners of parent	2,557.9	2,145.5	4.6	245.5	85.9	1.4	90.2	2,573.1
Equity	2,573.1								0.0
Equity owners of the parent	110.1						110.1	110.1
Profit	110.0								(0.1)
Other comprehensive (loss)/income for the period	(0.1)				(8.9)	14.6	(5.8)	(0.1)
Equity owners of the parent	110.0	0.0	0.0	0.0	(8.9)	14.6	104.3	110.0
Comprehensive income	109.9								(0.1)
Founder Preferred Shares Annual Dividend Amount	0.0	124.6		(124.6)				0.0
Share based payment charge	4.4		4.4					4.4
Issue of ordinary shares	0.3	8.2	(7.9)					0.3
Repurchase of ordinary shares	83.4	83.4						83.4
Reclassification of awards for settlement of tax liabilities	(13.8)		(13.8)					(13.8)
Increase (decrease) through acquisition of subsidiary, equity	(1.0)						(2.3)	(2.3)	1.3
Total transactions with owners, recognized directly in equity	(93.5)	50.1	(18.0)	(124.6)	0.0	0.0	(2.3)	(94.8)	1.3
Vesting of Non-Executive Restricted Stock award	0.0	0.7	(0.7)					0.0
Equity attributable to owners of parent	2,573.1	€ 2,145.5	€ 4.6	€ 245.5	€ 85.9	€ 1.4	€ 90.2	€ 2,573.1
Equity	€ 2,573.1								€ 0.0